Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Balances of major classes of depreciable assets and their respective estimated useful lives
Balances of major classes of depreciable assets (in thousands) and their respective estimated useful lives are:

		December 31	December 31
Asset Category	Estimated Useful Life	2012	2011
Land	Non-depreciable	$159,039	$116,598
Buildings and garages	40 years	1,369,493	801,619
Building improvements	7 to 40 years	65,328	53,909
Tenant improvements	Lesser of useful life or term of lease	168,706	111,934
		$1,762,566	$1,084,060

Computation of diluted EPS
The computation of diluted EPS is as follows:

	Year Ended December 31
	2012	2011	2010
	(in thousands, except per share data)
Numerator:
Basic and diluted net loss
attributable to common stockholders	$(51,249)	$(136,955)	$(8,943)
Denominator:
Basic and diluted weighted average shares	31,542	21,497	21,421
Diluted net loss per share attributable to
common stockholders	$(1.62)	$(6.37)	$(0.42)

Above and Below Market Leases [Member]
Finite-Lived Intangible Assets [Line Items]
Projected amortization expense for leases
As of December 31, 2012, amortization of above and below market leases is projected as a net decrease to rental income as follows for the next five years (in thousands):

Amount
2013	$(2,986)
2014	(1,057)
2015	(439)
2016	(409)
2017	(674)

In Place Leases [Member]
Finite-Lived Intangible Assets [Line Items]
Projected amortization expense for leases	As of December 31, 2012, amortization expense for the value of in-place leases is projected as follows for the next five years (in thousands):

Amount
2013	$20,898
2014	16,201
2015	13,656
2016	11,530
2017	7,850